Consolidated Statements of Operations and Deficit - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Profit or loss [abstract]
Revenue (Note 21)	$ 465,777	$ 552,748	$ 209,100
Operating expenses
Selling, marketing and administration (Note 20)	10,795,155	9,516,271	9,055,528
Research and development (Note 20)	10,077,930	10,746,743	8,165,128
Operating expenses	20,873,085	20,263,014	17,220,656
Operating loss before the following	(20,407,308)	(19,710,266)	(17,011,556)
Interest expense (Notes 8)	(70,182)	(49,738)	(364,619)
Other income, including interest	234,990	188,320	75,084
Forgiveness of Covid-19 government support loans (Note 23)			186,747
Gain on contribution of intellectual property to joint venture (Note 5)	1,031,807	1,746,987	2,587,500
Share of loss in joint venture (Note 5)	(1,031,807)	(3,211,993)	(1,142,249)
Fair value adjustment to derivative warrant liability (Note 10 and 11(b))	(24,865)
Net loss	(20,267,365)	(21,036,690)	(15,669,093)
Deficit, beginning of year	(194,023,660)	(172,986,970)	(157,317,877)
Net loss	(20,267,365)	(21,036,690)	(15,669,093)
Deficit, end of year	$ (214,291,025)	$ (194,023,660)	$ (172,986,970)
Basic net loss per share	$ (0.51)	$ (0.57)	$ (0.45)
Diluted net loss per share	$ (0.51)	$ (0.57)	$ (0.45)